Schedule of Investments (unaudited)

Lord Abbett Credit Opportunities Fund September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 86.74%

ASSET-BACKED SECURITIES 16.70%

Automobiles 1.13%

ACC Trust 2019-1 C†	6.41%		2/20/2024		$500	$514,371
Exeter Automobile Receivables Trust 2018-3A E†	5.43%		8/15/2024		100	105,231
Total						619,602

Credit Cards 3.07%

Continental Credit Card 2016-1A C†	11.33%		1/15/2025		400	416,179	(a)
Perimeter Master Note Business Trust 2019-1A C†	8.06%		12/15/2022		1,250	1,261,080	(a)
Total						1,677,259

Other 12.50%

Ares XLVI CLO Ltd. 2017-46A E†	7.603%(3 Mo. LIBOR + 5.30	%)#	1/15/2030		250	223,180
Ares XXXVII CLO Ltd. 2015-4A DR†	8.453%(3 Mo. LIBOR + 6.15	%)#	10/15/2030		500	475,183
Benefit Street Partners Clo XII Ltd. 2017-12A D†	8.713%(3 Mo. LIBOR + 6.41	%)#	10/15/2030		250	233,857
BlueMountain CLO 2016-3 Ltd. 2016-3A ER†	8.108%(3 Mo. LIBOR + 5.95	%)#	11/15/2030		250	229,248
Carlyle US Clo Ltd. 2017-2A D†	8.428%(3 Mo. LIBOR + 6.15	%)#	7/20/2031		550	501,884
Cedar Funding Ltd. 2018-9A E	8.111%(3 Mo. LIBOR + 5.35	%)#	4/20/2031		275	246,510
Fairstone Financial Issuance Trust I 2019-1A D†(b)	7.257%		3/21/2033	CAD	150	114,349	(a)
Gilbert Park CLO Ltd. 2017 1A E	9.187%(3 Mo. LIBOR + 6.40	%)#	10/15/2030		$250	243,875
Laurel Road Prime Student Loan Trust 2019-A R†	Zero Coupon		10/25/2048		14,533	1,024,259	(a)
Mariner CLO 5 Ltd. 2018-5A E†	7.926%(3 Mo. LIBOR + 5.65	%)#	4/25/2031		700	651,637
Newtek Small Business Loan Trust 2017-1 B†	5.018%(1 Mo. LIBOR + 3.00	%)#	2/15/2043		79	79,259
Octagon Investment Partners 30 Ltd. 2017-1A D†	8.478%(3 Mo. LIBOR + 6.20	%)#	3/17/2030		300	287,139
Octagon Investment Partners 35 Ltd. 2018-1A D†	7.478%(3 Mo. LIBOR + 5.20	%)#	1/20/2031		500	448,063
Octagon Investment Partners 40 Ltd. 2019 1A E†	9.086%(3 Mo. LIBOR + 6.46	%)#	4/20/2031		700	671,984

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

Lord Abbett Credit Opportunities Fund September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Octagon Investment Partners 41 Ltd. 2019-2A E†	9.499%(3 Mo. LIBOR + 6.90%)#	4/15/2031	$700	$696,054
Sound Point CLO XXII Ltd. 2019 1A E†	8.578%(3 Mo. LIBOR + 6.30%)#	1/20/2032	500	473,742
Voya CLO Ltd. 2013-2A DR†	7.876%(3 Mo. LIBOR + 5.60%)#	4/25/2031	250	222,590
Total				6,822,813
Total Asset-Backed Securities (cost $9,254,952)				9,119,674

CONVERTIBLE BONDS 8.58%

Building Materials 0.99%

Patrick Industries, Inc.	1.00%	2/1/2023	595	539,686

Electrical Equipment 0.76%

NXP Semiconductors NV (Netherlands)(c)	1.00%	12/1/2019	380	414,460

Energy Equipment & Services 1.97%

SunPower Corp.	0.875%	6/1/2021	412	385,224
SunPower Corp.	4.00%	1/15/2023	165	150,082
Tesla Energy Operations, Inc.	1.625%	11/1/2019	546	540,946
Total				1,076,252

Health Care Products 0.49%

Nevro Corp.	1.75%	6/1/2021	235	270,109

Lodging 0.98%

Huazhu Group Ltd. (China)(c)	0.375%	11/1/2022	513	533,915

Oil 0.30%

SM Energy Co.	1.50%	7/1/2021	182	165,060

Technology 0.96%

Ctrip.com International Ltd. (China)(c)	1.00%	7/1/2020	538	525,515

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

Lord Abbett Credit Opportunities Fund September 30, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Telecommunications 1.06%

GDS Holdings Ltd. (China)(c)	2.00%	6/1/2025			$555	$578,090

Transportation: Miscellaneous 1.07%

Scorpio Tankers, Inc. (Monaco)(c)	3.00%	5/15/2022			548	582,780
Total Convertible Bonds (cost $4,570,066)						4,685,867

CORPORATE BONDS 39.63%

Auto Parts: Original Equipment 0.58%

Garrett LX I Sarl/Garrett Borrowing LLC†(b)	5.125%	10/15/2026		EUR	300	314,723

Automotive 3.58%

General Motors Co.	6.75%	4/1/2046			$470	538,190
Mclaren Finance plc†(b)	5.00%	8/1/2022		GBP	200	235,006
Mclaren Finance plc(b)	5.00%	8/1/2022		GBP	250	293,758
Navistar International Corp.†	6.625%	11/1/2025			$385	392,700
Tesla, Inc.†	5.30%	8/15/2025			550	495,688
Total						1,955,342

Banks: Regional 1.55%

Macquarie Bank Ltd. (United Kingdom)†(c)	6.125%(5 Yr Swap rate + 3.70%)#	—	(d)		600	604,290
Turkiye Is Bankasi AS (Turkey)(c)	6.00%	10/24/2022			250	240,529
Total						844,819

Business Services 1.44%

Ahern Rentals, Inc.†	7.375%	5/15/2023			450	385,313
Verscend Escrow Corp.†	9.75%	8/15/2026			375	400,732
Total						786,045

Coal 1.10%

Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(c)	7.50%	12/11/2022			664	598,134

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

Lord Abbett Credit Opportunities Fund September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Computer Hardware 1.14%

Banff Merger Sub, Inc.(b)	8.375%	9/1/2026	EUR	100	$103,030
Diebold Nixdorf, Inc.	8.50%	4/15/2024		$550	520,437
Total					623,467

Construction/Homebuilding 1.36%

PulteGroup, Inc.	7.875%	6/15/2032		335	410,375
William Lyon Homes, Inc.	6.00%	9/1/2023		320	334,400
Total					744,775

Electric: Power 0.76%

Pacific Gas & Electric Co.(e)	6.05%	3/1/2034		365	416,100

Energy Equipment & Services 0.11%

YPF Energia Electrica SA (Argentina)†(c)	10.00%	7/25/2026		84	58,591

Engineering & Contracting Services 1.88%

Brand Industrial Services, Inc.†	8.50%	7/15/2025		540	515,700
Promontoria Holding 264 BV †(b)	6.75%	8/15/2023	EUR	500	508,500
Total					1,024,200

Entertainment 2.27%

Buena Vista Gaming Authority†	13.00%	4/1/2023		$599	637,935
Enterprise Development Authority (The)†	12.00%	7/15/2024		492	541,200
Scientific Games International, Inc.	10.00%	12/1/2022		55	57,406
Total					1,236,541

Financial Services 0.75%

Fairstone Financial, Inc. (Canada)†(c)	7.875%	7/15/2024		392	410,620

Food 1.76%

Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025		695	668,937
H-Food Holdings LLC/Hearthside Finance Co., Inc.†	8.50%	6/1/2026		390	293,475
Total					962,412

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

Lord Abbett Credit Opportunities Fund September 30, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Health Care Services 3.09%

CHS/Community Health Systems, Inc.	8.00%	11/15/2019		$290	$290,181
HCA, Inc.	7.50%	11/6/2033		350	421,750
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026		390	418,236
Surgery Center Holdings, Inc.†	10.00%	4/15/2027		545	554,538
Total					1,684,705

Machinery: Agricultural 2.45%

Kernel Holding SA (Ukraine)†(c)	8.75%	1/31/2022		450	478,642
MHP Lux SA (Luxembourg)†(c)	6.95%	4/3/2026		650	674,430
Pyxus International, Inc.	9.875%	7/15/2021		266	185,535
Total					1,338,607

Manufacturing 1.21%

General Electric Co.	5.00%(3 Mo. LIBOR + 3.33%)#	—	(d)	695	660,438

Metals & Minerals: Miscellaneous 2.21%

Hecla Mining Co.	6.875%	5/1/2021		567	564,165
New Gold, Inc. (Canada)†(c)	6.25%	11/15/2022		640	644,928
Total					1,209,093

Oil 4.30%

California Resources Corp.†	8.00%	12/15/2022		710	355,000
Chaparral Energy, Inc.†	8.75%	7/15/2023		660	267,300
Citgo Holding, Inc.†	9.25%	8/1/2024		377	401,505
Indigo Natural Resources LLC†	6.875%	2/15/2026		220	199,375
MEG Energy Corp. (Canada)†(c)	6.50%	1/15/2025		405	414,619
SRC Energy, Inc.	6.25%	12/1/2025		455	452,716
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022		240	66,000
YPF SA (Argentina)(c)	8.75%	4/4/2024		230	191,475
Total					2,347,990

Oil: Integrated Domestic 1.27%

Bristow Group, Inc.†(e)	8.75%	3/1/2023		511	503,335
Transocean Proteus Ltd.†	6.25%	12/1/2024		188	191,250
Total					694,585

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

Lord Abbett Credit Opportunities Fund September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate 2.21%

China Evergrande Group (China)(c)	8.25%	3/23/2022	$650	$582,382
Kaisa Group Holdings Ltd. (China)(c)	7.875%	6/30/2021	650	625,998
Total				1,208,380

Retail: Specialty 0.93%

Revlon Consumer Products Corp.	5.75%	2/15/2021	579	509,520

Telecommunications 2.68%

Frontier Communications Corp.	11.00%	9/15/2025	315	143,916
Intelsat Jackson Holdings SA (Luxembourg)(c)	5.50%	8/1/2023	720	675,288
Sprint Capital Corp.	8.75%	3/15/2032	520	642,694
Total				1,461,898

Toys 1.00%

Mattel, Inc.	5.45%	11/1/2041	695	545,575
Total Corporate Bonds (cost $21,958,026)				21,636,560

FLOATING RATE LOANS(f) 14.37%

Advertising 0.41%

ABG Intermediate Holdings 2 LLC 2nd Lien Initial Term Loan	9.794%(1 Mo. LIBOR + 7.75%)	9/29/2025	222	222,504

Aerospace/Defense 0.63%

Jazz Acquisition, Inc. 2nd Lien Term Loan	10.10%(3 Mo. LIBOR + 8.00%)	6/18/2027	346	342,973

Automotive 0.97%

Drive Chassis Holdco LLC 2nd Lien Term Loan B	10.588%(3 Mo. LIBOR + 8.25%)	4/10/2026	554	528,378

Business Services 0.78%

KUEHG Corp. 2nd Lien Tranche B Term Loan	10.354%(3 Mo. LIBOR + 8.25%)	8/18/2025	426	426,134

Computer Software 0.97%

Nomad Buyer, Inc. Initial Term Loan	7.039%(1 Mo. LIBOR + 5.00%)	8/1/2025	532	530,733	(g)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

Lord Abbett Credit Opportunities Fund September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 1.37%

Moxie Patriot LLC Construction Advances Term Loan B1	7.854%(3 Mo. LIBOR + 5.75%)	12/19/2020	$223	$198,155	(g)
Pacific Gas & Electric Co. Revolving Term Loan	— (h)	4/27/2020	550	548,213
Total				746,368

Entertainment 0.28%

SMG U.S. Midco 2, Inc. 2nd Lien Initial Term Loan	9.044%(1 Mo. LIBOR + 7.00%)	1/23/2026	150	152,250

Health Care Services 2.39%

CP VI Bella Midco LLC 2nd Lien Initial Term Loan	8.794%(1 Mo. LIBOR + 6.75%)	12/28/2025	550	543,815
Wellpath Holdings, Inc. 1st Lien Initial Term Loan	7.544%(1 Mo. LIBOR + 5.50%)	9/20/2025	771	763,555
Total				1,307,370

Insurance 1.29%

FHC Health Systems, Inc. Initial Term Loan	6.113%(3 Mo. LIBOR + 4.00%)	12/23/2021	302	302,668
Vertafore, Inc. 2nd Lien Initial Term Loan	9.294%(1 Mo. LIBOR + 7.25%)	7/2/2026	410	404,362
Total				707,030

Media 1.75%

MediArena Acquisition B.V. 1st Lien Dollar Term Loan B (Netherlands)(c)	8.07%(3 Mo. LIBOR + 5.75%)	8/13/2021	532	526,750
MediArena Acquisition B.V. 2nd Lien Dollar Term Loan B (Netherlands)(c)	11.332%(3 Mo. LIBOR + 9.00%)	8/13/2022	434	430,927
Total				957,677

Metal Fabricating 0.05%

Doncasters U.S. Finance LLC 2nd Lien Term Loan	10.354%(3 Mo. LIBOR + 8.25%)	10/9/2020	106	27,862

Miscellaneous 0.92%

Rodan & Fields LLC Closing Date Term Loan	6.028%(1 Mo. LIBOR + 4.00%)	6/16/2025	581	499,837

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

Lord Abbett Credit Opportunities Fund September 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Oil: Integrated Domestic 0.97%

BEP Ulterra Holdings, Inc. Initial Term Loan	7.294%(1 Mo. LIBOR + 5.25%)		11/26/2025		$558	$527,616	(g)

Retail 0.80%

J. Crew Group, Inc. Amended Term Loan	5.476%(3 Mo. LIBOR + 3.22%)		3/5/2021		498	436,217

Transportation: Miscellaneous 0.79%

Commercial Barge Line Co. Initial Term Loan	10.794%(1 Mo. LIBOR + 8.75%)		11/12/2020		774	431,786
Total Floating Rate Loans (cost $8,087,413)						7,844,735

FOREIGN GOVERNMENT OBLIGATIONS 2.63%

Angola 1.14%

Republic of Angola†(c)	8.25%		5/9/2028		600	622,908

Argentina 0.57%

Provincia de Cordoba†(c)	7.125%		6/10/2021		300	189,003
Provincia of Neuquen†(c)	7.50%		4/27/2025		200	122,000
Total						311,003

Egypt 0.92%

Republic of Egypt†(b)	4.75%		4/16/2026	EUR	450	504,256
Total Foreign Government Obligations (cost $1,589,701)						1,438,167

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.48%

Bancorp Commercial Mortgage Trust 2019-CRE6 G†	10.616%(1 Mo. LIBOR + 8.35	%)#	9/15/2036		$1,000	1,001,297
GS Mortgage Securities Trust 2013-GC12 E†	3.25%		6/10/2046		1,000	811,037
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931	%#(i)	6/10/2027		615	415,184
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033		225	216,742
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,404,769)						2,444,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

Lord Abbett Credit Opportunities Fund September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATION 0.35%

U.S. Treasury Note (cost $184,581)	2.125%	3/31/2024	$185	$189,520
Total Long Term Investments (cost $48,049,508)				47,358,783

SHORT-TERM INVESTMENTS 14.47%

COMMERCIAL PAPER 10.07%

Auto Parts: Original Equipment 0.91%

Autoliv ASP, Inc.	2.231%	10/1/2019	500	500,000

Beverages 0.91%

Diageo Capital plc	2.231%	10/3/2019	500	499,939

Containers 0.46%

Westrock Co.	2.263%	10/10/2019	250	249,861

Electric: Power 0.46%

CenterPoint Energy, Inc.	2.281%	10/1/2019	250	250,000

Food 1.83%

Mondelez International, Inc.	2.211%	10/1/2019	500	500,000
Smithfield Foods, Inc.	2.414%	10/1/2019	500	500,000
Total				1,000,000

Household Equipment/Products 0.91%

Newell Rubbermaid, Inc.	2.535%	10/1/2019	500	500,000

Insurance 0.92%

Aegon NV	2.281%	10/1/2019	500	500,000

Leasing 0.92%

Aviation Capital Group LLC	2.383%	10/1/2019	500	500,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

Lord Abbett Credit Opportunities Fund September 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 1.83%

Energy Transfer Partners LP	2.739%	10/2/2019	$500	$499,962
Kinder Morgan, Inc.	2.312%	10/1/2019	500	500,000
Total				999,962

Retail 0.92%

AutoNation, Inc.	2.383%	10/1/2019	500	500,000
Total Commercial Paper (cost $5,499,762)				5,499,762

FLOATING RATE LOAN(f) 0.44%

Metal Fabricating

Doncasters U.S. Finance LLC Term Loan B (cost $281,750)	— (h)	4/9/2020	350	241,500

U.S. TREASURY OBLIGATION 2.10%
U.S. Treasury Bill (cost $1,146,556)	Zero Coupon	10/8/2019	1,147	1,146,609

REPURCHASE AGREEMENT 1.86%

Repurchase Agreement dated 9/30/2019, 1.05% due 10/1/2019 with Fixed Income Clearing Corp. collateralized by $1,035,000 of U.S. Treasury Note at 1.625% due 6/30/2021; value: $1,037,967; proceeds: $1,016,727 (cost $1,016,697)			1,017	1,016,697

Total Short-Term Investments (cost $7,944,765)				7,904,568
Total Investments in Securities 101.21% (cost $55,994,273)				55,263,351
Liabilities in Excess of Cash, Foreign Cash and Other Assets(j) (1.21%)				(661,055)
Net Assets 100.00%				$54,602,296

CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2019, the total value of Rule 144A securities was $24,144,284, which represents 44.22% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

Lord Abbett Credit Opportunities Fund September 30, 2019

(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Defaulted (non-income producing security).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2019.
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Interest rate to be determined.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at September 30, 2019(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.HY.32(4)(5)	Credit Suisse	5.00%	06/20/2024	$2,247,300	$2,405,780	$147,993	$10,487

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $10,487. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes - Sell Protection at September 30, 2019(1):

Referenced Index/Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.BB10(5)	Credit Suisse	5.00%	11/17/2059	$585,000	$533,962	$(67,358)	$16,320	$(51,038)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

Lord Abbett Credit Opportunities Fund September 30, 2019

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $16,320. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.
(5)	The referenced Index is for Credit Default Swaps on Indexes which is comprised of a basket of commercial mortgaged-backed securities.

Open Forward Foreign Currency Exchange Contracts at September 30, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Barclays Bank plc	11/21/2019	44,000	$48,709	$48,135	$574
euro	Sell	Morgan Stanley	11/21/2019	1,278,000	1,425,543	1,398,088	27,455
Swiss franc	Sell	Morgan Stanley	10/14/2020	158,000	165,263	162,984	2,279
Swiss franc	Sell	Morgan Stanley	10/14/2020	55,000	58,534	56,735	1,799
Swiss franc	Sell	Morgan Stanley	10/14/2020	107,000	112,411	110,376	2,035
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$34,142

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Swiss franc	Buy	Bank of America	10/14/2020	56,000	$58,526	$57,767	$(759)
Swiss franc	Buy	Barclays Bank plc	10/14/2020	193,000	201,896	199,089	(2,807)
Swiss franc	Buy	Morgan Stanley	10/14/2020	71,000	75,341	73,240	(2,101)
British pound	Sell	Morgan Stanley	11/21/2019	416,000	506,661	512,497	(5,836)
Canadian dollar	Sell	Bank of America	12/13/2019	150,000	112,977	113,353	(376)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(11,879)

Open Futures Contracts at September 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Ultra Treasury Bond	December 2019	1	Short	(198,678)	(191,906)	$6,772

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

Lord Abbett Credit Opportunities Fund September 30, 2019

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$—	$—	$1,677,259	$1,677,259
Other	—	5,684,205	1,138,608	6,822,813
Remaining Industries	—	619,602	—	619,602
Convertible Bonds	—	4,685,867	—	4,685,867
Corporate Bonds	—	21,636,560	—	21,636,560
Floating Rate Loans
Computer Software	—	—	530,733	530,733
Electric: Power	—	548,213	198,155	746,368
Oil: Integrated Domestic	—	—	527,616	527,616
Remaining Industries	—	6,040,018	—	6,040,018
Foreign Government Obligations	—	1,438,167	—	1,438,167
Non-Agency Commercial Mortgage-Backed Securities	—	2,444,260	—	2,444,260
U.S. Treasury Obligation	—	189,520	—	189,520
Short-Term Investments
Commercial Paper	—	5,499,762	—	5,499,762
Floating Rate Loan	—	241,500	—	241,500
Repurchase Agreement	—	1,016,697	—	1,016,697
U.S. Treasury Obligation	—	1,146,609	—	1,146,609
Total	$—	$51,190,980	$4,072,371	$55,263,351
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$10,487	$—	$10,487
Credit Default Swap Contracts
Liabilities	—	(51,038)	—	(51,038)
Forward Foreign Currency Exchange Contracts
Assets	—	34,142	—	34,142
Liabilities	—	(11,879)	—	(11,879)
Futures Contracts
Assets	6,772	—	—	6,772
Total	$6,772	$(18,288)	$—	$(11,516)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

Lord Abbett Credit Opportunities Fund September 30, 2019

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed	Floating Rate Loans
Balance as of February 15, 2019	$—	$—
Accrued Discounts (Premiums)	15,240	3,837
Realized Gain (Loss)	—	227
Change in Unrealized Appreciation (Depreciation)	9,224	(19,598)
Purchases	2,791,403	1,277,585
Sales	—	(5,547)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of September 30, 2019	$2,815,867	$1,256,504
Change in unrealized appreciation/depreciation for period ended September 30, 2019, related to Level 3 investments held at September 30, 2019	$9,224	$(19,598)

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Credit Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company that continuously offers its shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on September 18, 2018. The Fund had a sale to Lord Abbett and Co. LLC (Lord Abbett) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on February 15, 2019.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of September 30, 2019 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.